Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciles the Income Tax Expense at Statutory Rates to the Actual Income Tax Expense

The following table reconciles the income tax expense at statutory rates to the actual income tax (expense) benefit recorded (in thousands):

	Year Ended December 31,
	2019	2018	2017
Income tax (expense) benefit at federal statutory income tax rate of 21% in 2019 and 2018 and 35% in 2017	$(1,539)	$(4,435)	$(1,478)
State income tax (expense) benefit, net of U.S. federal income tax benefit	(475)	(698)	160
Permanent differences	(310)	(128)	(338)
Revaluation of deferred tax assets and liabilities related to the 2017 Tax Act(1)	—	—	(5,242)
Provision to return adjustment entirely offset by change in valuation allowance	(325)	(230)	957
Gross receipts and margin taxes	(923)	(950)	(913)
Interest and penalties	32	(11)	(49)
Valuation allowance	2,322	3,670	9,121
Total income tax (expense) benefit	$(1,218)	$(2,782)	$2,218
(1)	Partially offset within change in valuation allowance.

Components of Income Tax Benefit (Expense) From Continuing Operations

The components of income tax (expense) benefit are as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$(48)	$(1,195)	$5,264
State	(1,329)	(1,452)	(722)
Total current income tax (expense) benefit	(1,377)	(2,647)	4,542
Deferred:
Federal	126	(39)	(2,192)
State	33	(96)	(132)
Total deferred income tax (expense) benefit	159	(135)	(2,324)
Total income tax (expense) benefit	$(1,218)	$(2,782)	$2,218

Deferred Tax Asset (Liability) And Related Valuation Allowance

At December 31, 2019 and 2018, our deferred tax asset (liability) and related valuation allowance consisted of the following (in thousands):

	December 31,
	2019	2018
Allowance for doubtful accounts	$150	$114
Unearned income	2,525	1,801
Federal and state net operating losses	2,458	2,342
Capital loss carryforward	5,436	—
Accrued expenses	1,723	1,710
Prepaid expenses	(4,823)	(4,848)
Tax property basis less than book basis	(3,355)	(1,840)
Tax derivatives basis greater than book basis	2,281	1,612
Investment in Ashford, Inc.	—	7,197
Other	194	664
Deferred tax asset (liability)	6,589	8,752
Valuation allowance	(7,712)	(10,034)
Net deferred tax asset (liability)	$(1,123)	$(1,282)

Summarize the Changes in the Valuation Allowance

The following table summarizes the changes in the valuation allowance (in thousands):

	Year Ended December 31,
	2019	2018	2017
Balance at beginning of year	$10,034	$6,232	$15,353
Additions	—	4,766	2,053
Deductions	(2,322)	(964)	(11,174)
Balance at end of year	$7,712	$10,034	$6,232